                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [  ]; Amendment Number: March 31, 2001

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Peninsula Capital Partners LP
Address:      404B East Main Street
              Charlottesville, Virginia  22902

Form 13F File Number: 28-6345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         R. Ted Weschler
Title:        Managing Partner
Phone:        (804) 297-0816

Signature, Place, and Date of Signing:

         /s/ R. Ted Weschler     Charlottesville, VA   5/11/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         None.



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $204,092
                                              [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE



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
                                                   Form 13F INFORMATION TABLE

                                            PENINSULA PARTNERS EQUITY HOLDINGS AS OF
                                                         MARCH 31, 2001

   COLUMN 1         COLUMN 2     COLUMN 3      COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8
   ---------        --------     --------      --------        --------        ---------   --------      --------

                     TITLE       CUSIP         MARKET     SHRS OR  SH/ PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER      OF CLASS     NUMBER        VALUE      PRN AMT  PRN CALL  DISCRETION    MANAGERS  SOLE   SHARED   NONE
--------------      --------     ------        ------     -------  --- ----  -----------   --------  ----   ------   ----
ADAPTIVE
  BROADBAND CORP     COMMON      00650M104     255,313     215,000  SH           SOLE                 215,000
ADVANCED RADIO
  TELECOM CORP       COMMON      00754U101      56,250     200,000  SH           SOLE                 200,000
AMERICA WEST
  HOLDINGS
  CORP CL B          COMMON      23657208   11,570,880   1,205,300  SH           SOLE               1,205,300
CYPRESS
  COMMUNICATIONS
  INC                COMMON      232743104   1,104,422   2,356,100  SH           SOLE               2,356,100
DAVITA INC           COMMON      23918K108  58,951,164   3,471,800  SH           SOLE               3,471,800
ECHOSTAR
  COMMUNICATIONS
  CORP CL A          COMMON      278762109  19,464,313     703,000  SH           SOLE                 703,000
FINOVA GROUP INC     COMMON      317928109     790,920     439,400  SH           SOLE                 439,400
GENERAL MOTORS       COMMON
  CORPORATION CL H               370442832     643,500      33,000  SH           SOLE                  33,000
IT GROUP INC         COMMON      465266104   3,857,400     857,200  SH           SOLE                 857,200
NISOURCE INC         COMMON      65473P105  15,560,000     500,000  SH           SOLE                 500,000
RYAN FAMILY STEAK
  HOUSES INC         COMMON      783519101   1,646,875     155,000  SH           SOLE                 155,000
SPRINT CORP          COMMON      852061100  18,300,078     832,200  SH           SOLE                 832,200
STANLEY FURNITURE
  INC                COMMON      854305208   9,054,281     357,700  SH           SOLE                 357,700
TRANSWORLD
  ENTERTAINMENT
  CORP               COMMON      89336Q100     594,844      67,500  SH           SOLE                  67,500
USEC INC             COMMON      90333E108  30,573,000   3,555,000  SH           SOLE               3,555,000
W.R. GRACE & CO      COMMON      38388F108  13,870,610   6,030,700  SH           SOLE               6,030,700
WASTE MANAGEMENT
  INC                COMMON      94106L109   5,992,220     242,600  SH           SOLE                 242,600
WSFS FINANCIAL
  CORP               COMMON      929328102  11,805,938     899,500  SH           SOLE                 899,500





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